Debt	6 Months Ended
Jun. 30, 2018
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Debt

NOTE 15. DEBT

The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). These terms and conditions are promulgated in conformity with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.

During the period from January 1 to June 30, 2018, PEMEX participated in the following financing activities:

•

On February, 12, 2018, Petróleos Mexicanos issued U.S. $4,000,000 of debt securities under its U.S. $92,000,000 Medium-Term Notes Program, Series C, in two tranches: (1) U.S. $2,500,000 5.35% Notes due 2028 and (2) U.S. $1,500,000 6.35% Bonds due 2048.

•

On February 12, 2018, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged (1) U.S. $952,454, aggregate principal amount of its outstanding 5.500% Bonds due 2044 for U.S. $881,899, aggregate principal amount of its new 6.350% Bonds due 2048 and (2) U.S. $ 1,021,065, aggregate principal amount of its outstanding 5.6250% Bonds due 2046 for U.S. $946,764, aggregate principal amount of its 6.350% Bonds due 2048.

•

On March 5, 2018, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased U.S. $138,598 aggregate principal amount of its outstanding 3.125% Notes due 2019, U.S. $558,644 aggregate principal amount of its outstanding 5.500% Notes due 2019, U.S. $91,843 aggregate principal amount of its outstanding 8.000% Notes due 2019, U.S. $183,017 aggregate principal amount of its outstanding 6.000% Notes due 2020 and U.S. $817,303 aggregate principal amount of its outstanding 3.500% Notes due 2020.

•

On March 27, 2018, Petróleos Mexicanos entered into a credit line in the amount of U.S. $181,101, which bears interest at a rate linked to LIBOR plus 70 basis points, due February 2025 and was used on April 13, 2018.

•	On April 16, 2018, Petróleos Mexicanos increased its Medium-Term Notes Program, Series C, from U.S. $92,000,000 to U.S. $102,000,000.

•

On May 24, 2018, Petróleos Mexicanos issued €3,150,000 of debt securities under its U.S.$102,000,000 Medium Term Notes Program, Series C in four tranches: (i) €600,000 of its 2.500% Notes due on November 24, 2022; (ii) €650,000of its Floating Rate Notes due on August 24, 2023; (iii) €650,000 of its 3.625% Notes due on November 24, 2025; and (iv) €1,250,000 of its 4.750% Notes due on February 26, 2029. All debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services and their respective successors and assignees.

•

On June 4, 2018, Petróleos Mexicanos issued CHF365,000 of its 1.750% Notes due 2023 under its U.S.$102,000,000 Medium Term Notes Program, Series C. All debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics, and Pemex Cogeneration and Services and their respective successors and assignees.

All the financing activities were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services and all assignees and successors.

•

On June 26, 2018, Pro-Agroindustrias, refinanced a credit line for U.S. $250,000 by entering into a new credit line for the same amount, which bears interest at a floating rate linked to LIBOR plus 300 basis points on a quarterly basis and matures on December 26, 2025. This credit agreement is guaranteed by Petróleos Mexicanos.

From January 1 to June 30, 2018, PMI HBV (until July 31, 2018) and P.M.I. Holdings Holland Services, B.V., obtained U.S. $ 9,557,000 from its revolving credit line and repaid U.S. $9,757,000. As of December 31, 2017, the outstanding amount under this revolving credit line was U.S. $227,500. As of June 30, 2018, the outstanding amount under this revolving credit line was U.S. $27,500.

As of June 30, 2018, Petróleos Mexicanos had U.S. $ 6,700,000 and Ps. 23,500,000 in available credit lines in order to ensure liquidity, which are available.

Roll-forward of total debt of PEMEX for each of the period ended June 30, 2018 and 2017 are included in the Unaudited Condensed Consolidated Statements of Cash Flows in Financing activities.

As of June 30, 2018, PEMEX used the following exchange rates:

June 30, 2018
U.S. dollar	19.86330
Japanese yen	0.18002
Pound sterling	26.00901
Euro	23.00567
Swiss francs	19.92107
Australian dollar	14.61939